Cover	Dec. 30, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 30, 2025
Entity Registrant Name	Nuveen Churchill BDC V
Entity Incorporation, State or Country Code	DE
Securities Act File Number	000-56757
Entity Tax Identification Number	39-6933681
Entity Address, Address Line One	375 Park Avenue
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10152
City Area Code	212
Local Phone Number	478-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002071136
Amendment Flag	false